CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
General and administrative expenses	$ 909,139	$ 800	$ 1,304,440	$ 885
Loss from operations	(909,139)	(800)	(1,304,440)	(885)
Other income (expense):
Change in fair value of warrant liability	97,920	0	(125,460)	0
Interest earned on marketable securities held in Trust Account	1,479	0	7,452	0
Other income (expense), net	99,399	0	(118,008)	0
Net loss	$ (809,740)	$ (800)	$ (1,422,448)	$ (885)
Class A Common Stock Subject to Redemption
Other income (expense):
Basic weighted average shares outstanding	11,500,000	0	8,804,029	0
Diluted weighted average shares outstanding	11,500,000	0	8,804,029	0
Basic income (loss) per share	$ (0.05)	$ 0.00	$ (0.12)	$ 0.00
Diluted net income (loss) per share	$ (0.05)	$ 0.00	$ (0.12)	$ 0.00
Class A Common Stock Not Subject to Redemption
Other income (expense):
Basic weighted average shares outstanding	3,283,000	2,500,000	3,099,440	2,500,000
Diluted weighted average shares outstanding	3,283,000	2,500,000	3,099,440	2,500,000
Basic income (loss) per share	$ (0.05)	$ 0.00	$ (0.12)	$ 0.00
Diluted net income (loss) per share	$ (0.05)	$ 0.00	$ (0.12)	$ 0.00